EXPLORATION AND EVALUATION ASSETS ("E&E") - Forward Natural Gas Prices (Details) - Groundbirch E&E - Exploration and Evaluation reserves	Dec. 31, 2017 CAD / MMBTU
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.00%
2018
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	2.20
2019
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	2.54
2020
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	2.88
2021
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.24
2022
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.47
2023
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.58
2024
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.66
2025
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.73
2026
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.80
2027
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.88
Thereafter
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.00%